Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 932	$ (378)	$ 2,192	$ (571)
Return on plan assets (excluding interest based on discount rate)	(203)	(209)	(921)	(171)
Total remeasurements of employee benefit plans	729	(587)	1,271	(742)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	63	(40)	180	(62)
Experience adjustments	(3)	(3)	(6)	(9)
Total remeasurements of employee benefit plans	$ 60	$ (43)	$ 174	$ (71)